LEASES	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
LEASES
LEASES

6. LEASES

The Company has entered into operating leases for office and development facilities. These leases have terms which range from two to three years and include options to renew. These operating leases are listed as separate line items on the Company's March 31, 2022 and September 30, 2021 Consolidated Balance Sheets and represent the Company’s right to use the underlying asset for the lease term. The Company’s obligation to make lease payments are also listed as separate line items on the Company's March 31, 2022 and September 30, 2021 Consolidated Balance Sheets. Based on the present value of the lease payments for the remaining lease term of the Company's existing leases, the Company recognized right-of-use assets and lease liabilities for operating leases of approximately $305,462 as of March 31, 2022. Operating lease right-of-use assets and liabilities commencing after October 1, 2018 are recognized at commencement date based on the present value of lease payments over the lease term. During years ended March 31, 2022 and September 30, 2021, the Company amended two leases and recognized the rent payments as an expense in the current period. As of March 31, 2022 and September 30, 2021, total operating lease liabilities for remaining long term lease was approximately $295,798 and $290,000, respectively. In the six months ended March 31, 2022 and 2021, the Company recognized approximately $100,103 and $76,423, respectively in total lease costs for the leases.

Because the rate implicit in each lease is not readily determinable, the Company uses its incremental borrowing rate to determine the present value of the lease payments.

Information related to the Company's operating right-of-use assets and related lease liabilities as of and for the year ended March 31, 2022 was as follows:

Cash paid for ROU operating lease liability $50,051

Weighted-average remaining lease term 23 months

Weighted-average discount rate 7%

The minimum future lease payments as of March 31, 2022 are as follows:

Years Ended March 31,	$
2022	$170,489
2023	117,941
2024	27,411
Total remaining payments	315,840
Less Imputed Interest	(20,042)
Total lease liability	$295,798

6. LEASES

The Company has entered into operating leases for office and development facilities. These leases have terms which range from two to three years and include options to renew. These operating leases are listed as separate line items on the Company’s September 30, 2021 and 2020 Consolidated Balance Sheets and represent the Company’s right to use the underlying asset for the lease term. The Company’s obligation to make lease payments are also listed as separate line items on the Company’s September 30, 2021 and 2020 Consolidated Balance Sheets. Based on the present value of the lease payments for the remaining lease term of the Company’s existing leases, the Company recognized right-of-use assets and lease liabilities for operating leases of approximately $291,000 as of September 30, 2021. Operating lease right-of-use assets and liabilities commencing after October 1, 2018 are recognized at commencement date based on the present value of lease payments over the lease term. During years ended September 30, 2021 and 2020, the Company had three leases expire and recognized the rent payments as an expense in the current period. As of September 30, 2021 and September 30, 2020, total operating lease liabilities for remaining long term lease was approximately $290,000 and $132,000, respectively. In the year ended September 30, 2021 and 2020, the Company recognized approximately $139,643 and $136,718, respectively in total lease costs for the leases.

Because the rate implicit in each lease is not readily determinable, the Company uses its incremental borrowing rate to determine the present value of the lease payments.

Information related to the Company’s operating right-of-use assets and related lease liabilities as of and for the year ended September 30, 2021 was as follows:

Cash paid for ROU operating lease liability $139,643

Weighted-average remaining lease term 28 months

Weighted-average discount rate 7%

The minimum future lease payments as of September 30, 2021 are as follows:

Years Ended September 30,	$
2022	$128,987
2023	107,662
2024	73,095
2025	-
2026	-
Total Remaining Payments	309,744
Of which Imputed Interest	(19,203)
Total Lease Liability	$290,541